The Millicom Group (Tables)	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Disclosure of main subsidiaries	Our main subsidiaries are as follows:

Entity	Country	Activity	December 31, 2022 % holding	December 31, 2021 % holding	December 31, 2020 % holding
Telemovil El Salvador S.A. de C.V.	El Salvador	Mobile, MFS, Cable, DTH	100	100	100
Millicom Cable Costa Rica S.A.	Costa Rica	Cable, DTH	100	100	100
Telefonica Celular de Bolivia S.A.	Bolivia	Mobile, DTH, MFS, Cable	100	100	100
Telefonica Celular del Paraguay S.A.	Paraguay	Mobile, MFS, Cable, Pay-TV	100	100	100
Telecomunicaciones Digitales, S.A. (formerly Cable Onda S.A.) (i).	Panama	Cable, Pay-TV, Internet, DTH, Fixed-line	100	80	80
Grupo de Comunicaciones Digitales, S.A. (formerly Telefonica Moviles Panama, S.A.)(ii)	Panama	Mobile	100	80	80
Telefonia Celular de Nicaragua S.A. (ii)	Nicaragua	Mobile	100	100	100
Colombia Móvil S.A. E.S.P. (iii)	Colombia	Mobile	50-1 share	50-1 share	50-1 share
UNE EPM Telecomunicaciones S.A.(iii)	Colombia	Fixed-line, Internet, Pay-TV, Mobile	50-1 share	50-1 share	50-1 share
Edatel S.A. E.S.P. (iii)	Colombia	Fixed-line, Internet, Pay-TV, Cable	50-1 share	50-1 share	50-1 share
Comunicaciones Celulares S.A. (iv) (v)	Guatemala	Mobile, MFS	100	100	55
Navega.com S.A. (iv) (v)	Guatemala	Cable, DTH	100	100	55
Millicom International Operations S.A.	Luxembourg	Holding Company	100	100	100
Millicom International Operations B.V.	Netherlands	Holding Company	100	100	100
Millicom Telecommunications S.A.	Luxembourg	Holding Company	100	100	100
InfraCo S.A.	Luxembourg	Holding Company	100	na	na
Millicom LIH S.A.	Luxembourg	Holding Company	100	100	100
MIC Latin America B.V.	Netherlands	Holding Company	100	100	100
Millicom Holding B.V.	Netherlands	Holding Company	100	100	100
Millicom International Services LLC	USA	Services Company	100	100	100
Millicom Services UK Ltd	UK	Services Company	100	100	100
Millicom Spain S.L.	Spain	Holding Company	100	100	100
* Also reflects the voting interest, except in Colombia where voting interest is 50% + 1 share for each of the three entities.
(i)    Acquisition completed on December 13, 2018. Telecomunicaciones Digitales, S.A. (formerly Cable Onda S.A.) is fully consolidated as Millicom has the majority of voting shares to direct the relevant activities. See note A.1.2..
(ii)    Companies acquired during 2019. See note A.1.2..
(iii)    Fully consolidated as Millicom has the majority of voting shares to direct the relevant activities.
(iv) Acquisition completed on November 12, 2021(see Note A.1.2.). Millicom now owns 100% equity interest in Tigo Guatemala compared to 55% before the transaction. While Millicom owned more than 50% of the shares in these entities and had the right to nominate a majority of the directors of each of these entities, key decisions over the relevant activities were taken by a super majority vote. This effectively gave either shareholder the ability to veto any decision and therefore neither shareholder had sole control over the entity. Therefore, the operations of these joint ventures were accounted for under the equity method. See note A.2.1..
(v)    Tigo Guatemala is made up of the 2 entities in the table above, but also by the following less material entities: Comunicaciones Corporativas S.A. (“COMCORP”), Servicios Innovadores de Comunicación y Entretenimiento S.A. (“SICESA”), Distribuidora de Comunicaciones de Occidente S.A. (“COOCSA”), Distribuidora de Comunicaciones de Oriente S.A. (“COORSA”), Distribuidora Internacional de Comunicaciones S.A. (“INTERNACOM”), Servicios Especializados en Telecomunicaciones S.A. (“SESTEL”), Distribuidora Central de Comunicaciones, S.A. (“COCENSA”) and Cloud 2 Nube S.A. ("C2N").
Statement of Financial Position – non-controlling interests

	December 31,
	2022(i)	2021
	(US$ millions)
Colombia	28	83
Panama	—	74
Others	1	—
Total	29	157
Profit (loss) attributable to non-controlling interests

	2022(i)	2021	2020
	(US$ millions)
Colombia	(52)	(40)	(23)
Panama	4	(7)	(18)
Others	—	(1)	—
Total	(48)	(48)	(41)
(i) On June 29, 2022, we purchased the remaining 20% shareholding of our operations Panama (see note A.1.2.).
The summarized financial information for material non-controlling interests in our operations in Colombia and Panama is provided below. This information is based on amounts before inter-company eliminations.
Colombia

	2022	2021	2020
	(US$ millions)
Revenue	1,335	1,414	1,346
Total operating expenses	(492)	(509)	(470)
Operating profit	64	100	129
Net (loss) for the year	(104)	(80)	(46)
50% non-controlling interest in net (loss)	(52)	(40)	(23)
Total assets (excluding goodwill)	1,942	2,336	2,589
Total liabilities	1,890	2,158	2,303
Net assets	52	178	286
50% non-controlling interest in net assets	26	89	143
Consolidation adjustments	2	(6)	(10)
Total non-controlling interest	28	83	133
Dividends and advances paid to non-controlling interest	(2)	(5)	(4)
Net cash from operating activities	250	272	370
Net cash from (used in) investing activities	(289)	(295)	(311)
Net cash from (used in) financing activities	(133)	30	(47)
Exchange impact on cash and cash equivalents, net	(5)	(10)	(15)
Net increase (decrease) in cash and cash equivalents	(178)	(2)	(3)
Panama

	2022(i)	2021	2020
	(US$ millions)
Revenue	651	633	585
Total operating expenses	(207)	(207)	(197)
Operating profit	106	7	(60)
Net profit (loss) for the year	29	(37)	(89)
20% non-controlling interest in net profit (loss)	4	(7)	(18)
Total assets (excluding Millicom's goodwill in Cable Onda)	1,719	1,717	1,734
Total liabilities	1,318	1,347	1,327
Net assets	401	371	407
20% non-controlling interest in net assets	—	74	81
Total non-controlling interest	—	74	81
Net cash from operating activities	148	179	193
Net cash from (used in) investing activities	(117)	(118)	(100)
Net cash from (used in) financing activities	(93)	(43)	(69)
Net increase (decrease) in cash and cash equivalents	(63)	17	24
(i) From January 1 to June 29, 2022, until the purchase of the remaining 20% shareholding of our operations Panama (see note A.1.2.).
Disclosure of business combination	The finalization of
the purchase accounting had an effect on the following financial position line items previously reported as of December 31, 2021:

$ millions	December 31, 2021	Impact of the finalization of the purchase accounting of Guatemala	December 31, 2021	Reason for the change
	As reported		As restated
STATEMENT OF FINANCIAL POSITION
ASSETS
Intangible assets, net	7,721	(163)	7,558	(i)
Property, plant and equipment, net	3,198	184	3,382	(ii)
Right-of-use asset (non-current), net	1,008	17	1,024	(iii)
Prepayments and accrued income	168	(2)	166
Other current assets	302	(33)	269
LIABILITIES
Provisions and other current liabilities	546	2	548
(i) Impact on intangibles resulting from the adjustments explained below.
(ii) See updated fair values section below. It mainly relates to property, plant and equipment step up.
(iii) See updated fair values section below. It relates to remeasurement of the right of use assets.

The impact of the finalization of Tigo Guatemala's purchase accounting on the 2021 Group statement of income is immaterial. Therefore, no adjustments were made in that respect on comparative figures.
The table below shows the changes in fair values compared to the values reported as of December 31, 2021.

At acquisition date - November 12, 2021 (in millions of U.S. dollars)	Provisional fair values (100%) ($ millions)	Final fair values (100%) ($ millions)	Changes
Intangible assets (excluding goodwill)(i)	1,294	1,917	623
Property, plant and equipment(ii)	547	731	184
Right of use assets(iii)	189	205	17
Other non-current assets	5	5	—
Current assets (excluding cash)	210	210	—
Trade receivables(iv)	42	42	—
Cash and cash equivalents	199	199	—
Total assets acquired	2,486	3,309	823
Lease liabilities(iii)	205	205	—
Other debt and financing	417	417	—
Other liabilities	281	281	—
Total liabilities assumed	903	903	—
Fair value of assets acquired and liabilities assumed, net - A	1,583	2,406	823
Purchase consideration (45%) - B	2,195	2,195	—
Implied fair value (100% of business) - C	4,877	4,877	—
Carrying value of our investment in joint venture at acquisition date - D	2,013	2,013	—
Goodwill arising on change of control - B+D-A=E	2,625	1,802	(823)
Revaluation of previously held interests - C-B-D=F(v)	670	670	—
Total goodwill - E+F=G	3,295	2,472	(823)
(i)     Fair value step-up have been recognized mainly on the following intangible assets:
a) the customer lists for an amount of $514 million, with estimated weighted average useful lives of 9.3 years.
b) the spectrum and licenses held by Tigo Guatemala for $51 million, with a remaining useful life of 11 years.
c) the trademarks and brand held and operated by Tigo Guatemala for $62 million, bringing its carrying value to $910 million. Management determined that the latter have indefinite useful lives.
(ii)     A fair value step-up of $184 million has been recognized on property, plant and equipment, mainly on the core network, network equipment and owned towers. The weighted average remaining useful live is estimated at 6 years.
(iii)     The Group measured the lease liability at the present value of the remaining lease payments (as defined in IFRS 16) as if the acquired lease were a new lease at the acquisition date. The right-of-use assets have been adjusted by $17 million to be measured at the same amount as the lease liabilities.
(iv)     The fair value of trade receivables acquired approximate their carrying value of $42 million.
(v)     The acquisition has been determined as a business combination achieved in stages, requiring Millicom to remeasure its 55% previously held equity investment in Tigo Guatemala at its acquisition date fair value; the resulting gain has been recognized in the statement of income under the line "Revaluation of previously held interests" and is included in the goodwill calculation (see above).

Disclosure of valuation methods and key estimates	The following valuation methods and key estimates were used for the valuation of the main classes of fixed assets:

Major class of assets	Valuation method	Key assumption 1	Key assumption 2	Key assumption 3
Trademark	Income approach - Relief from royalty method	Discount rate: 8.5%	Royalty rate: 5%	Indefinite life
Customer lists	Income approach - Multi-Period Excess Earnings Method	Discount rate: 10%
Attrition rates:
•Mobile prepaid: Forecasted period average 38.9%, 36.9% afterwards
•Mobile Postpaid: Forecasted period average 20.5%, 16.6% afterwards
•B2B: 13%
•Home: Forecast Period average: 27.3%, 27.9% afterwards

ARPU:
•Mobile prepaid: Forecasted period average $5.7, $5.1 afterwards
•Mobile Postpaid: Forecasted period average $28.7, $29.8 afterwards
•B2B: Forecasted period average $348.4, $383.5 afterwards
•Home: Forecast Period average: $38, $41.1 afterwards

Spectrum	Market approach - Comparable transactions multiple based	Discount rate: 8%	Fair value of each license is based on selected market price (USD/MHz/capital/year), as well as the remaining period, bandwidth and population coverage under each license	n/a
Property, plant and equipment	Land – Sales comparison approach
Building and site improvements – Cost approach
Leasehold improvements – Indirect cost approach
Machinery and equipment – Indirect cost approach
Tower assets – Direct cost approach

Various asset class specific indices considered, from the bureau of labor statistics, to estimate the reproduction cost new (“RCN“), e.g.:

•Core network, HW core, CPE, antennas, EQ HW BTS, HW BTS, network security equipment and routers: PPI industry data for Communications equipment (BLS)
•Wire working machinery, fiber optics cable, fiber ring equipment, RF components and telecommunication jumper: PPI industry data for Communication & energy wire & cable (BLS)
•Components for information technology, computer equipment, handsets and security surveillance equipment: PPI industry group data for Computer & peripheral equipment (BLS)
•Tower civil works and leasehold improvements: Building cost index (MVS 2022)
RCN of tower assets based on current prices depending on the tower category (guyed, monopole, self supported or rooftop), construction type (concrete, lattice, steel, etc.) and height
Economic useful lives considered, according to the American Society of Appraisers:

•Buildings: 35 to 40 years
•Leasehold improvements, towers, tower civil works, fiber ring post, lifting equipment, measuring and observing/testing instruments, wire working machinery, generators, air conditioned, antennas and fiber optic cable: 12 to 15 years
•Core network, HW core, mobile messaging platforms, fire protection, security surveillance equipment, battery, CPE, EQ HW BTS, RF components, routers, telecommunication jumper, vehicles and industrial trucks: 5 to 10 years
•Network security equipment and IT equipment: 3 years

Scope changes 2020
There were no material acquisitions in 2020.

Disclosure of discontinued operations
(a)     The net assets de-consolidated on the date of the disposal, as well as the gain on disposal, were as follows:

Details of the sale of the subsidiary ($ millions)	April 5, 2022
Carrying amount of net assets sold (A)	(79)
Initial sale consideration (B)	101
Gross gain on sale (B) - (A)	180
Other operating expenses linked to the disposal	(11)
Other operating income/expenses, net	(5)
Gain on sale before reclassification of foreign currency translation reserve	165
Reclassification of foreign currency translation reserve	(56)
Net gain on sale	109
The figures shown below are after inter-company eliminations.

Results from Discontinued Operations (in millions of U.S. dollars)	Twelve months ended December 31, 2022	Twelve months ended December 31, 2021	Twelve months ended December 31, 2020
Revenue	88	357	366
Cost of sales	(26)	(104)	(111)
Operating expenses	(27)	(131)	(126)
Depreciation and amortization	(21)	(83)	(89)
Other operating income (expenses), net	4	1	(9)
Gain/(loss) on disposal of discontinued operations	120	—	—
Other expenses linked to the disposal of discontinued operations	(11)	—	(1)
Operating profit (loss)	127	39	32
Interest income (expense), net	(12)	(36)	(64)
Other non-operating (expenses) income, net	—	(1)	1
Profit (loss) before taxes	116	3	(31)
Credit (charge) for taxes, net	(3)	(31)	(29)
Net profit/(loss) from discontinued operations	113	(28)	(60)

Cash flows from discontinued operations (in millions of U.S. dollars)	Twelve months ended December 31, 2022	Twelve months ended December 31, 2021	Twelve months ended December 31, 2020
Cash from operating activities, net	18	87	69
Cash from (used in) investing activities, net	(10)	(46)	(43)
Cash from (used in) financing activities, net	(9)	(35)	(34)
Net cash inflows (outflows)	(1)	5	(8)
In accordance with IFRS 5, financial information relating to discontinued operations for the years ended December 31, 2022, 2021 and 2020 is set out below. Figures shown below are after intercompany eliminations.
Results from discontinued operations

	December 31
	2022	2021	2020
	(US$ millions)
Revenue	88	357	366
Cost of sales	(26)	(104)	(111)
Operating expenses	(27)	(131)	(126)
Other expenses linked to the disposal of discontinued operations	(11)	—	(1)
Depreciation and amortization	(21)	(83)	(89)
Other operating income (expenses), net	4	1	(9)
Gain/(loss) on disposal of discontinued operations	120	—	—
Operating profit (loss)	127	39	32
Interest income (expense), net	(12)	(36)	(64)
Other non-operating (expenses) income, net	—	(1)	1
Profit (loss) before taxes	116	3	(31)
Credit (charge) for taxes, net	(3)	(31)	(29)
Net profit/(loss) from discontinued operations	113	(28)	(60)

Cash flows from discontinued operations

	December 31
	2022	2021	2020
	(US$ millions)
Cash from operating activities, net	18	87	69
Cash from (used in) investing activities, net	(10)	(46)	(43)
Cash from (used in) financing activities, net	(9)	(35)	(34)

Disclosure of interests in joint ventures
Our main joint ventures are as follows:

Entity	Country	Activity	December 31, 2022 % holding	December 31, 2021 % holding
Telefonica Celular S.A. (i)	Honduras	Mobile, MFS	66.7	66.7
Navega S.A. de CV (i)	Honduras	Cable	66.7	66.7
Bharti Airtel Ghana Holdings B.V.	Netherlands	Holding Company	50	50
(i)Millicom owns more than 50% of the shares in these entities and has the right to nominate a majority of the directors of each of these entities. However, key decisions over the relevant activities must be taken by a super majority vote. This effectively gives either shareholder the ability to veto any decision and therefore neither shareholder has sole control over the entity. Therefore, the operations of these joint ventures are accounted for under the equity method.

On October 13, 2021, Millicom, along with its joint venture partner Bharti Airtel Limited, closed the disposal of AirtelTigo Ghana to the Government of Ghana. As part of the closing conditions, each partner committed and paid $37.5 million for the reimbursement of certain local bank facilities which had been provided for in the statement of income under the line "Profit (loss) from other joint ventures and associates, net". Millicom still owns 50% of the holding company Bharti Airtel Ghana Holdings B.V..
The carrying values of Millicom’s investments in joint ventures were as follows:
Carrying value of investments in joint ventures at December 31

	2022	2021
	(US$ millions)
Honduras operations (i)	590	596
Total	590	596
(i)    Includes all the companies under the Honduras groups.
The table below summarizes the movements for the year in respect of the Group’s joint ventures carrying values:

Honduras (i)
(US$ millions)
Opening balance at January 1, 2021	610
Results for the year	27
Dividends declared during the year	(34)
Currency exchange differences	(7)
Closing balance at December 31, 2021	596
Capital increase	3
Results for the year	32
Dividends declared during the year	(35)
Currency exchange differences	(7)
Closing balance at December 31, 2022	590
(i)    Share of profit is recognized under ‘Share of profit in joint ventures’ in the statement of income for the year ended December 31, 2022.

Disclosure of summarised financial information of joint venture	Summarized financial information of the Honduras, Guatemala (until acquisition the remaining 45% equity interest, see note A.1.2.) and Ghana (until disposal in 2021) operations is as follows. This information is based on amounts before inter-company eliminations.
Honduras

	2022	2021	2020
	(US$ millions)
Revenue	586	589	552
Depreciation and amortization	(112)	(124)	(132)
Operating profit	111	99	77
Financial income (expenses), net	(29)	(34)	(24)
Profit before taxes	80	62	58
Charge for taxes, net	(31)	(22)	(19)
Profit for the year	49	40	39
Net profit for the year attributable to Millicom	32	27	27
Dividends and advances paid to Millicom	9	—	24
Total non-current assets (excluding goodwill)	404	473	461
Total non-current liabilities	384	362	533
Total current assets	182	176	300
Total current liabilities	220	305	236
Total net assets	(17)	(18)	(8)
Group's share in %	66.7%	66.7%	66.7%
Group's share in USD millions	(12)	(12)	(5)
Goodwill and consolidation adjustments	601	608	615
Carrying value of investment in joint venture	590	596	610

Cash and cash equivalents	27	39	60
Debt and financing – non-current	334	267	390
Debt and financing – current	23	73	10
Net cash from operating activities	162	166	151
Net cash from (used in) investing activities	(109)	(89)	(145)
Net cash from (used in) financing activities	(64)	(98)	14
Net (decrease) increase in cash and cash equivalents	(12)	(21)	20
Guatemala

	2021 (ii)	2020(i)
	(US$ millions)
Revenue	1,379	1,503
Depreciation and amortization	(282)	(323)
Operating profit	462	452
Financial income (expenses), net (i)	(40)	(95)
Profit before taxes	432	347
Charge for taxes, net	(99)	(83)
Profit for the year	333	264
Net profit for the year attributable to Millicom	183	144
Dividends and advances paid to Millicom	13	47

Cash and cash equivalents	N/A	188
Debt and financing – non-current	N/A	619
Debt and financing – current	N/A	24
Net cash from operating activities	611	598
Net cash from (used in) investing activities	(192)	(289)
Net cash from (used in) financing activities	(406)	(308)
Exchange impact on cash and cash equivalents, net	1	(2)
Net increase (decrease) in cash and cash equivalents	13	(1)
(i)    In 2020, Financial expenses included a $18 million charge related to early redemption of bonds.
(ii) Information for the statement of income and cash flows is for the period from January 1 to November 12, 2021. No information is disclosed on statement of financial position items as these are now fully consolidated in the Group numbers.
AirtelTigo Ghana
Our joint investment in AirtelTigo Ghana has been disposed of in 2021. The only material effect for 2021 year's statement of income is the loss recognized on the exit financing which is further explained in note A.2.. Therefore, only 2020 financial information is disclosed in the table below.

2020
(US$ millions)
Revenue	132
Depreciation and amortization	(42)
Operating loss	(30)
Financial income (expenses), net	(41)
Loss before taxes	(85)
Charge for taxes, net	—
Loss for the period	(85)
Net loss for the period attributable to Millicom	0

Cash and cash equivalents	1
Debt and financing – non-current	289
Debt and financing – current	40

Net cash from (used in) operating activities	(8)
Net cash from (used in) investing activities	—
Net cash from (used in) financing activities	4
Net decrease in cash and cash equivalents	(4)

Disclosure of interests in associates	Millicom has significant influence over immaterial associates as shown below:

			December 31, 2022	December 31, 2021
Entity	Country	Activity(ies)	% holding	% holding
Africa
West Indian Ocean Cable Company Limited (WIOCC) (i)	Republic of Mauritius	Telecommunication carriers’ carrier	—	9.1
Latin America
MKC Brilliant Holding GmbH (LIH)	Germany	Online marketplace, retail and services	35.0	35.0
Unallocated
Milvik AB (ii)	Sweden	Other	—	9.0
(i) Divested as a result of the disposal of our Tanzanian operations (see note A.4.).
(ii) In December 2022, Millicom relinquished its seat at the board of directors of Milvik AB ("Milvik") and therefore lost its significant influence in accordance with IAS 28. As a result, the Group stopped equity accounting for its investment in Milvik and classified it as a financial asset measured at fair value in accordance with IFRS 9.
At December 31, 2022 and 2021, the carrying value of Millicom’s main associates was as follows:
Carrying value of investments in associates at December 31

	2022	2021
	(US$ millions)
Milvik AB	—	8
West Indian Ocean Cable Company Limited (WIOCC)	—	14
Total	—	22